Reporting Entity	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Reporting Entity
1.
Reporting Entity
(a)
Description of the Parent Company

LG Display Co., Ltd. (the "Parent Company") was incorporated in February 1985 and the Parent Company has been a public corporation listed on the Korea Exchange since 2004. The main business of the Parent Company and its subsidiaries (the “Group”) is to manufacture and sell displays and its related products. As of December 31, 2025, the Group operates Thin Film Transistor Liquid Crystal Display (“TFT-LCD”) and Organic Light Emitting Diode (“OLED”) panel manufacturing plants in Gumi, Paju and China and TFT-LCD and OLED module manufacturing plants in Gumi, Paju, China and Vietnam. The Parent Company is domiciled in the Republic of Korea with its address at 128 Yeoui-daero, Yeongdeungpo-gu, Seoul. As of December 31, 2025, LG Electronics Inc., a major shareholder of the Parent Company, owns 36.72% (183,593,206 shares) of the Parent Company’s common stock.

As of December 31, 2025, 500,000,000 shares of the Parent Company's common stock are listed on the Korea Exchange under the identifying code 034220, and 35,191,892 American Depositary Shares ("ADSs"; 2 ADSs represent one share of common stock) are listed on the New York Stock Exchange under the symbol "LPL".

(b)
Consolidated Subsidiaries as of December 31, 2025

Subsidiaries	Location	Percentage of ownership(%)	Closing month	Date of incorporation	Business
LG Display America, Inc.	San Jose, U.S.A.	100	December	September 24, 1999	Sales of display products
LG Display Germany GmbH	Eschborn, Germany	100	December	October 15, 1999	Sales of display products
LG Display Japan Co., Ltd.	Tokyo, Japan	100	December	October 12, 1999	Sales of display products
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100	December	April 12,1999	Sales of display products
LG Display Nanjing Co., Ltd.	Nanjing, China	100	December	July 15,2002	Production of display products
LG Display Shanghai Co., Ltd.	Shanghai, China	100	December	January 16, 2003	Sales of display products
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100	December	July 27, 2007	Sales of display products
LG Display Singapore Pte. Ltd.	Singapore	100	December	November 4, 2008	Sales of display products
L&T Display Technology (Fujian) Limited	Fujian, China	51	December	December 7, 2009	Production and sales of LCD module and LCD monitor sets
LG Display Yantai Co., Ltd.	Yantai, China	100	December	March 17, 2010	Production of display products
Nanumnuri Co., Ltd.	Gumi, South Korea	100	December	March 21, 2012	Operation of welfare facilities
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100	December	March 12, 2014	Intellectual property management
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100	December	April 28, 2015	Sales of display products
Global OLED Technology, LLC	Sterling, U.S.A.	100	December	December 18, 2009	OLED intellectual property management
LG Display Vietnam Haiphong Co., Ltd.	Haiphong, Vietnam	100	December	May 5, 2016	Production and sales of display products
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100	December	July 1, 2016	Production and sales of LCD module and LCD monitor sets
LG DISPLAY FUND I LLC(*)	Wilmington, U.S.A.	100	December	May 1, 2018	Investment in venture business and technologies
LG Display High-Tech (China) Co., Ltd.	Guangzhou, China	70	December	July 11, 2018	Production and sales of display products

(*) For the year ended December 31, 2025, the Parent Company contributed ~~W~~2,831 million in cash for the capital increase and recovery ~~W~~2,018 million of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.

1.
Reporting Entity, Continued
(c)
Change in scope of Consolidation

For the year ended December 31, 2024, management of the Group decided to sell its entire stake 80% in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. to TCL CSOT. The contract was signed on September 26, 2024, and the transaction was completed on April 1, 2025.

Subsidiaries	Location	Percentage of ownership(%)	Reason
LG Display Guangzhou Co., Ltd.	Guangzhou, China	100	Disposal
LG Display (China) Co., Ltd.	Guangzhou, China	80	Disposal

(d)
Information of subsidiaries (before elimination of intercompany transactions) which have material non-controlling interests as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
(In millions of won)	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30
Current assets	~~W~~	3,796,310
Non-current assets		2,621,361
Current liabilities		978,596
Non-current liabilities		2,586,633
Net assets		2,852,442
Book value of non-controlling interests		854,346
Revenue	~~W~~	2,432,838
Profit for the year		374,836
Profit attributable to non-controlling interests		112,451
Cash flows from operating activities	~~W~~	777,354
Cash flows used in investing activities		(979,167)
Cash flows from financing activities		365,898
Effect of exchange rate fluctuations on cash and cash equivalents		(3,571)
Net increase in cash and cash equivalents		160,514
Cash and cash equivalents at January 1		153,561
Cash and cash equivalents at December 31		314,075

1.
Reporting Entity, Continued

	2024
(In millions of won)	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30
Current assets	~~W~~	5,666,246
Non-current assets		1,964,675
Current liabilities		2,193,788
Non-current liabilities		1,806,321
Net assets		3,630,812
Book value of non-controlling interests		1,087,857
Revenue	~~W~~	2,482,999
Profit for the year		432,402
Profit attributable to non-controlling interests		129,721
Cash flows from operating activities	~~W~~	1,252,886
Cash flows used in investing activities		(1,290,367)
Cash flows used in financing activities		(213,400)
Effect of exchange rate fluctuations on cash and cash equivalents		19,378
Net decrease in cash and cash equivalents		(231,503)
Cash and cash equivalents at January 1		314,075
Cash and cash equivalents at December 31		82,572

	2025
(In millions of won)	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30
Current assets	~~W~~	6,157,564
Non-current assets		1,417,955
Current liabilities		1,114,830
Non-current liabilities		2,521,096
Net assets		3,939,593
Book value of non-controlling interests		1,180,491
Revenue	~~W~~	2,422,181
Profit for the year		236,175
Profit attributable to non-controlling interests		70,853
Cash flows from operating activities	~~W~~	786,058
Cash flows used in investing activities		(514,457)
Cash flows used in financing activities		(180,756)
Effect of exchange rate fluctuations on cash and cash equivalents		4,682
Net increase in cash and cash equivalents		95,527
Cash and cash equivalents at January 1		82,572
Cash and cash equivalents at December 31		178,099